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                                                                 CIK: 0001029031

Metropolitan Life Insurance Company
One Financial Center
Boston, MA 02111

                                 March 7, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife Investors Variable Life Account One
    File No. 811-07971

Commissioners:

Annual reports dated December 31, 2013 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of MetLife Investors Variable Life Account One of MetLife Investors Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual report for the Invesco V.I. International Growth Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual report for the Templeton Foreign Securities Fund of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual report for the Putnam VT Multi-Cap Growth Fund of Putnam Variable Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.